Variable Interest Entities	12 Months Ended
Mar. 31, 2014
Variable Interest Entities

11. Variable Interest Entities

The Company and its subsidiaries use special purpose companies, partnerships and trusts (hereinafter referred to as SPEs) in the ordinary course of business.

These SPEs are not always controlled by voting rights, and there are cases where voting rights do not exist for those SPEs. ASC 810 (“Consolidation”) addresses consolidation by business enterprises of SPEs within the scope of ASC 810. Generally these SPEs are entities where (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by any parties, including the equity holders or (b) as a group, the holders of the equity investment at risk do not have (1) the ability to make decisions about an entity’s activities that most significantly impact the entity’s economic performance through voting rights or similar rights, (2) the obligation to absorb the expected losses of the entity or (3) the right to receive the expected residual returns of the entity. Entities within the scope of ASC 810 are called variable interest entities (“VIEs”).

According to ASC 810, the Company and its subsidiaries are required to perform a qualitative analysis to identify the primary beneficiary of VIEs. An enterprise that has both of the following characteristics is considered to be the primary beneficiary and therefore shall consolidate a VIE:

•	The power to direct the activities of a VIE that most significantly impact the entity’s economic performance

•	The obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE

All facts and circumstances are taken into consideration when determining whether the Company and its subsidiaries have variable interests that would deem it the primary beneficiary and therefore require consolidation of the VIE. The Company and its subsidiaries make ongoing reassessment of whether they are the primary beneficiaries of a VIE.

The following are the items that the Company and its subsidiaries are considering in a qualitative assessment:

•	Which activities most significantly impact the economic performance of the VIE and who has the power to direct such activities

•	Characteristics of the Company and its subsidiaries’ variable interest or interests and other involvements (including involvement of related parties and de facto agents)

•	Involvement of other variable interest holders

•	The entity’s purpose and design, including the risks that the entity was designed to create and pass through to its variable interest holders

The Company and its subsidiaries generally consider the following types of involvement to be significant when determining the primary beneficiary:

•	Designing the structuring of a transaction

•	Providing an equity investment and debt financing

•	Being the investment manager, asset manager or servicer and receiving variable fees

•	Providing liquidity and other financial support

The Company and its subsidiaries do not have the power to direct activities of the VIEs that most significantly impact the VIEs’ economic performance if that power is shared among multiple unrelated parties, and accordingly do not consolidate such VIEs.

Information about VIEs (consolidated and non-consolidated) for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2013

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥6,191	¥3,880	¥6,191	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	20,081	2,112	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	334,179	96,758	197,143	0
(d) VIEs for corporate rehabilitation support business	10,205	192	0	0
(e) VIEs for investment in securities	34,091	8,075	19,133	0
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	467,348	250,374	391,664	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	425,017	434,273	425,017	0
(h) Other VIEs	103,345	49,604	85,763	0

Total	¥1,400,457	¥845,268	¥1,124,911	¥0

March 31, 2014

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	4,800	986	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	288,392	96,591	201,427	0
(d) VIEs for corporate rehabilitation support business	6,925	309	0	0
(e) VIEs for investment in securities	23,449	9,405	13,767	0
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	303,154	188,463	239,072	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	64,026	67,251	64,026	0
(h) Other VIEs	122,494	65,942	87,015	29,756

Total	¥813,240	¥428,947	¥605,307	¥29,756

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

2.	Non-consolidated VIEs

March 31, 2013

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Specified bonds and non-recourse loans	Investments	Maximum exposure to loss*
(a) VIEs for liquidating customer asset	¥41,929	¥3,428	¥4,119	¥7,547
(b) VIEs for acquisition of real estate and real estate development projects for customers	872,189	106,861	51,345	201,145
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,327,751	0	24,822	40,501
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,236,389	0	23,257	23,798
(h) Other VIEs	40,806	97	4,079	4,176

Total	¥4,519,064	¥110,386	¥107,622	¥277,167

March 31, 2014

	Millions of yen
	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss*
Types of VIEs		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥37,672	¥799	¥2,971	¥3,770
(b) VIEs for acquisition of real estate and real estate development projects for customers	664,557	26,835	45,212	111,732
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	2,136,226	0	24,814	41,981
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	1,517,734	0	8,989	9,310
(h) Other VIEs	32,245	246	4,624	4,870

Total	¥4,388,434	¥27,880	¥86,610	¥171,663

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

(a) VIEs for liquidating customer assets

The Company and its subsidiaries may use VIEs in structuring financing for customers to liquidate specific customer assets. The VIEs are typically used to provide a structure that is bankruptcy remote with respect to the customer and the use of VIE structure is requested by such customer. Such VIEs typically acquire assets to be liquidated from the customer, borrow non-recourse loans from financial institutions and have an equity investment made by the customer. By using cash flows from the liquidated assets, these VIEs repay the loan and pay dividends to equity investors if sufficient funds exist.

The Company and its subsidiaries provide non-recourse loans to such VIEs and occasionally make investments in them. The Company and its subsidiaries have consolidated some of those VIEs because the Company or its subsidiary effectively controls the VIEs by acting as the asset manager of the VIEs.

With respect to the variable interests of non-consolidated VIEs, non-recourse loans are included in installment loans, and investments are mainly included in other assets in the Company’s consolidated balance sheets.

(b) VIEs for acquisition of real estate and real estate development projects for customers

Customers and the Company and its subsidiaries are involved with VIEs formed to acquire real estate and/or develop real estate projects. In each case, a customer establishes and makes an equity investment in a VIE that is designed to be bankruptcy remote from the customer. The VIEs acquire real estate and/or develop real estate projects.

The Company and its subsidiaries provide non-recourse loans to such VIEs and hold specified bonds issued by them and/or make investments in them. The Company and its subsidiaries have consolidated certain VIEs because the Company or its subsidiary effectively controls the VIEs by acting as the asset manager of the VIEs.

The Company and its subsidiaries contributed additional funding to certain non-consolidated VIEs to support their repayment obligations, since those VIEs had difficulty repaying debt and accounts payable. The amount of that additional funding for fiscal 2013 was ¥2,000 million. As a result, the Company and its subsidiaries performed a reassessment and consolidated those VIEs. There was no additional funding or acquisition of subordinated interests during fiscal 2014.

In the Company’s consolidated balance sheets, assets of consolidated VIEs are mainly included in cash and cash equivalents, other operating assets, investment in affiliates and other receivables, and liabilities of those consolidated VIEs are mainly included in short-term debt, trade notes, accounts payable and other liabilities.

With respect to the variable interests of non-consolidated VIEs, specified bonds are included in investment in securities, non-recourse loans are included in installment loans, and investments are mainly included in investment in securities, investment in affiliates and other assets in the Company’s consolidated balance sheets. The Company and its subsidiaries have commitment agreements by which the Company and its subsidiaries may be required to provide additional investment in certain non-consolidated VIEs as long as the agreed-upon terms are met. Under these agreements, the Company and its subsidiaries are committed to invest in these VIEs with the other investors based on their respective ownership percentages. The Company and its subsidiaries concluded that the VIEs are not consolidated because the power to direct these VIEs is held by unrelated parties. In some cases, the Company and its subsidiaries concluded that the VIEs are not consolidated because the power to direct these VIEs is shared among multiple unrelated parties.

(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business

The Company and its subsidiaries establish VIEs and acquire real estate to borrow non-recourse loans from financial institutions and simplify the administration activities necessary for the real estate. The Company and its subsidiaries consolidate such VIEs even though the Company and its subsidiaries may not have voting rights if substantially all of such VIEs’ subordinated interests are issued to the Company and its subsidiaries, and therefore the VIEs are controlled by and for the benefit of the Company and its subsidiaries.

The Company and its subsidiaries contributed additional funding to certain consolidated VIEs, since those VIEs had difficulty repaying debt and accounts payable. The amount of that additional funding for fiscal 2013 was ¥646 million. There was no additional funding or acquisition of subordinated interests during fiscal 2014.

In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in operating leases, office facilities, cash and cash equivalents and other assets, and liabilities of those consolidated VIEs are mainly included in long-term debts.

(d) VIEs for corporate rehabilitation support business

Financial institutions, the Company and its subsidiary are involved with VIEs established for the corporate rehabilitation support business. VIEs receive the funds from investors including the financial institutions, the Company and the subsidiary, and purchase loan receivables due from borrowers which have financial problems, but are deemed to have the potential to recover in the future. The servicing operations for the VIEs are conducted by the subsidiary.

The Company and its subsidiary consolidated such VIEs since the Company and the subsidiary have the majority of the investment share of such VIEs, and have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance through the servicing operations.

In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in installment loans, and liabilities of those consolidated VIEs are mainly included in trade notes, accounts payable and other liabilities, and accrued expenses.

(e) VIEs for investment in securities

The Company and its subsidiaries have interests in VIEs that are investment funds and mainly invest in equity and debt securities. Such VIEs are managed by a subsidiary or fund management companies that are independent of the Company and its subsidiaries.

The Company consolidated certain such VIEs since the Company has the majority of the investment share of them, and has the power to direct the activities of those VIEs that most significantly impact the entities’ economic performance through involvement with the design of the VIEs or other means.

In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in securities, investment in affiliates, installment loans, cash and cash equivalents, and liabilities of those consolidated VIEs are mainly included in short-term debt and long-term debt.

Variable interests of non-consolidated VIEs, which the Company and its subsidiaries have, are included in investment in securities. The Company and its subsidiaries have a commitment agreement by which the Company may be required to make additional investments in certain such non-consolidated VIEs.

(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable

The Company and its subsidiaries use VIEs to securitize financial assets such as direct financing lease receivables and loan receivables. In the securitization process, these financial assets are transferred to SPEs, and the SPEs issue beneficial interests or securities backed by the transferred financial assets to investors. After the securitization, the Company and its subsidiaries continue to hold a subordinated part of the securities and act as a servicer.

The Company and its subsidiaries consolidated such VIEs since the Company and its subsidiaries have the power to direct the activities that most significantly impact the entity’s economic performance by designing the securitization scheme and conducting servicing activities, and have a responsibility to absorb losses of the VIEs that could potentially be significant to the entities by retaining the subordinated part of the securities.

In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in direct financing leases and installment loans, and liabilities of those consolidated VIEs are mainly included in long-term debt.

(g) VIEs for securitization of commercial mortgage loans originated by third parties

The Company and its subsidiaries invest in CMBS and RMBS originated by third parties. In some cases of such securitization, the Company’s subsidiaries hold the subordinated portion of CMBS and the subsidiaries act as a special-servicer of the securitization transaction. As the special servicer, the Company’s subsidiaries have rights to dispose of real estate collateral related to the securitized commercial mortgage loans.

The subsidiaries consolidate certain of these VIEs when the subsidiaries have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance through its role as special-servicer, including the right to dispose of the collateral, and have a responsibility to absorb losses of the VIEs that could potentially be significant to the entities by holding the subordinated part of the securities.

In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in installment loans and liabilities of those consolidated VIEs are mainly included in long-term debt.

Variable interests of non-consolidated VIEs are included in investment in securities. The Company and its subsidiaries have a commitment agreement by which the Company may be required to make additional investment in certain such non-consolidated VIEs.

(h) Other VIEs

The Company and its subsidiaries are involved with other types of VIEs for various purposes. Consolidated and non-consolidated VIEs of this category are mainly kumiai structures. In addition, a subsidiary has consolidated a VIE that is not included in the categories (a) through (g) above, because the subsidiary holds the subordinated portion of the VIE and the VIE is effectively controlled by the subsidiary. The Company has commitment agreements by which the Company may be required to make additional investments or execute loans in such consolidated VIEs.

In Japan, certain subsidiaries provide investment products to their customers that employ a contractual mechanism known as a kumiai, which in part result in the subsidiaries forming a type of SPE. As a means to finance the purchase of aircraft or other large-ticket items to be leased to third parties, the Company and its subsidiaries arrange and market kumiai products to investors, who invest a portion of the funds necessary into the kumiai structure. The remainder of the purchase funds is borrowed by the kumiai structure in the form of a non-recourse loan from one or more financial institutions. The kumiai investors (and any lenders to the kumiai structure) retain all of the economic risks and rewards in connection with purchasing and leasing activities of the kumiai structure, and all related gains or losses are recorded on the financial statements of the investors in the kumiai. The Company and its subsidiaries are responsible for the arrangement and marketing of these products and may act as servicer or administrator in kumiai transactions. The fee income for the arrangement and administration of these transactions is recognized in the Company’s consolidated statements of income. In some cases, the Company and its subsidiaries make investments in the kumiai or its related SPE, and these VIEs are consolidated because the Company and its subsidiaries have a responsibility to absorb any significant potential loss through the investments and have the power to direct the activities that most significantly impact their economic performance. In other cases, the Company and its subsidiaries are not considered to be the primary beneficiary of the VIEs or kumiais because the Company and its subsidiaries did not make significant investments or guarantee or otherwise undertake any significant financial commitments or have exposure with respect to the kumiai or its related SPE.

A subsidiary may use VIEs to finance. A subsidiary transfer their own held assets to SPEs, which borrow non-recourse loan from financial institutions and effectively pledge such assets as collateral. The Company guarantees the performance of obligation of the SPEs. A subsidiary continually hold subordinated interests in the SPEs and perform administrative work of such assets. A subsidiary consolidate such SPEs because the Company and its subsidiaries have a right to direct the activities of them that most significantly impact their economic performance by setting up the scheme and performing administrative work of the assets and have the obligation to absorb losses expected of them by holding the subordinated interests.

The Company and its subsidiaries may use VIEs in solar power generation projects. VIEs receive the funds from the Company and the subsidiaries, install solar panels by acquiring or leasing lands, and sell the generated power to electric power companies. The Company and its subsidiaries have consolidated certain VIEs because the Company or its subsidiaries make investments in such VIEs and effectively control the VIEs by acting as the asset manager of the VIEs.

Assets of the consolidated SPEs are mainly included in investment in operating leases, installment loans, other operating assets, investment in securities and other assets, and liabilities are mainly included in short-term debt and long-term debt in the Company’s consolidated balance sheets.